MATERIAL ACCOUNTING POLICY INFORMATION (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of significant accounting policies [abstract]
Disclosure of depreciation rates [Table Text Block]
Building	4%
Office furniture and equipment	20%
Equipment - Manufacturing	Straight-line over 20 years
Signage	20%
Computers	20%
Computer software	100%
Leasehold improvements	Straight-line over lower of term of lease or economic life
Right of Use Assets	Straight-line over lower of term of lease or economic life